SIGNIFICANT ACCOUNTING POLICIES (Concentrations of credit risk) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
January 1,	$ 9,756	$ 9,036
Charges to expenses	3,654	2,141
Write offs	(1,158)	(1,144)
Foreign currency translation adjustments	(38)	(277)
December 31,	$ 12,214	$ 9,756